Quarterly Holdings Report
for

Fidelity® OTC K6 Portfolio

April 30, 2021

OTC-K6-QTLY-0621
1.9893895.101

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 24.5%
Entertainment - 1.7%
Activision Blizzard, Inc.	106,240	$9,688,026
Electronic Arts, Inc.	169	24,012
Live Nation Entertainment, Inc. (a)	142,087	11,634,084
NetEase, Inc. ADR	1,130	126,628
Netflix, Inc. (a)	9,462	4,858,453
Spotify Technology SA (a)	4,538	1,144,121
Take-Two Interactive Software, Inc. (a)	1,678	294,288
The Walt Disney Co. (a)	74,488	13,856,258
		41,625,870
Interactive Media & Services - 22.7%
Alphabet, Inc.:
Class A (a)	91,546	215,453,511
Class C (a)	28,122	67,777,395
Facebook, Inc. Class A (a)	384,297	124,927,269
IAC (a)	15,239	3,862,629
Match Group, Inc. (a)	135,077	21,022,034
Snap, Inc. Class A (a)	314,427	19,437,877
Tencent Holdings Ltd.	15,564	1,241,572
Tencent Holdings Ltd. sponsored ADR (b)	380,015	30,271,995
Twitter, Inc. (a)	853,249	47,116,410
Yandex NV Series A (a)	249,629	16,363,181
		547,473,873
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	5,408	714,559

TOTAL COMMUNICATION SERVICES		589,814,302

CONSUMER DISCRETIONARY - 16.7%
Hotels, Restaurants & Leisure - 4.4%
Airbnb, Inc. Class A (b)	15,231	2,630,546
Caesars Entertainment, Inc. (a)	138,841	13,584,203
Expedia, Inc. (a)	67,237	11,849,177
Las Vegas Sands Corp. (a)	15,505	949,836
Marriott International, Inc. Class A	323,542	48,052,458
Penn National Gaming, Inc. (a)	38,454	3,427,020
Starbucks Corp.	97,666	11,181,780
The Booking Holdings, Inc. (a)	5,035	12,416,713
Wynn Resorts Ltd. (a)	9,796	1,257,806
		105,349,539
Household Durables - 0.8%
Lennar Corp. Class A	195,072	20,209,459
Internet & Direct Marketing Retail - 8.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	57,315	13,236,899
Amazon.com, Inc. (a)	48,550	168,343,241
ContextLogic, Inc. (b)	17,332	240,395
Deliveroo Holdings PLC	80,000	266,487
Deliveroo Holdings PLC (a)(c)	165,406	612,203
MercadoLibre, Inc. (a)	5,963	9,367,754
Porch Group, Inc. Class A (a)	117,622	1,565,549
thredUP, Inc. (a)	7,432	127,607
Zomato Pvt Ltd. (d)(e)	368,500	289,650
		194,049,785
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	25,812	2,965,799
Specialty Retail - 1.6%
Auto1 Group SE (c)	13,735	776,106
Five Below, Inc. (a)	92,415	18,600,367
Lowe's Companies, Inc.	94,010	18,449,463
		37,825,936
Textiles, Apparel & Luxury Goods - 1.7%
Kontoor Brands, Inc.	466	29,279
lululemon athletica, Inc. (a)	71,479	23,964,764
LVMH Moet Hennessy Louis Vuitton SE	22,946	17,286,380
		41,280,423

TOTAL CONSUMER DISCRETIONARY		401,680,941

CONSUMER STAPLES - 1.5%
Beverages - 1.3%
Diageo PLC	334,577	15,019,635
Monster Beverage Corp. (a)	162,343	15,755,388
PepsiCo, Inc.	12,441	1,793,495
		32,568,518
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	10,390	3,866,015

TOTAL CONSUMER STAPLES		36,434,533

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cenovus Energy, Inc. (Canada)	12,098	94,193
EOG Resources, Inc.	962	70,842
Reliance Industries Ltd.	983,800	26,496,376
Reliance Industries Ltd.	26,413	383,079
Reliance Industries Ltd. sponsored GDR (c)	155,494	8,412,225
		35,456,715
FINANCIALS - 3.5%
Banks - 2.8%
Fifth Third Bancorp	362,300	14,687,642
Huntington Bancshares, Inc.	1,563,849	23,958,167
PacWest Bancorp	72,503	3,147,355
Signature Bank	92,284	23,210,349
Wintrust Financial Corp.	27,893	2,150,550
		67,154,063
Capital Markets - 0.7%
Coinbase Global, Inc. (a)	15,117	4,499,424
London Stock Exchange Group PLC	18,464	1,886,978
S&P Global, Inc.	29,714	11,600,048
		17,986,450

TOTAL FINANCIALS		85,140,513

HEALTH CARE - 6.3%
Biotechnology - 2.0%
Alnylam Pharmaceuticals, Inc. (a)	49,231	6,923,848
Amgen, Inc.	14,017	3,359,034
Arcutis Biotherapeutics, Inc. (a)	41,908	1,403,918
Ascendis Pharma A/S sponsored ADR (a)	20,778	3,012,187
ChemoCentryx, Inc. (a)	18,606	899,228
GenSight Biologics SA (a)	15,510	163,813
Ionis Pharmaceuticals, Inc. (a)	2,355	100,841
Neurocrine Biosciences, Inc. (a)	58,639	5,540,799
Regeneron Pharmaceuticals, Inc. (a)	42,458	20,435,035
Sarepta Therapeutics, Inc. (a)	9,888	700,466
Trevena, Inc. (a)	32,618	56,103
Vertex Pharmaceuticals, Inc. (a)	4,629	1,010,048
Xencor, Inc. (a)	101,019	4,299,369
		47,904,689
Health Care Equipment & Supplies - 1.5%
DexCom, Inc. (a)	37,239	14,377,978
Insulet Corp. (a)	52,904	15,618,319
Intuitive Surgical, Inc. (a)	4,639	4,012,735
Neuronetics, Inc. (a)	2,825	29,663
Outset Medical, Inc.	3,090	185,153
Pulmonx Corp.	2,942	138,303
Tandem Diabetes Care, Inc. (a)	16,905	1,553,570
		35,915,721
Health Care Providers & Services - 0.9%
Cigna Corp.	6,864	1,709,205
Guardant Health, Inc. (a)	71,144	11,310,473
Humana, Inc.	22,328	9,941,319
		22,960,997
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	3,390	6,441
Certara, Inc.	21,114	671,636
		678,077
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	44,093	8,721,595
Bruker Corp.	202,072	13,845,973
Maravai LifeSciences Holdings, Inc.	36,320	1,413,211
Nanostring Technologies, Inc. (a)	149,280	11,893,138
Seer, Inc. (b)	39,715	2,022,685
		37,896,602
Pharmaceuticals - 0.3%
AstraZeneca PLC sponsored ADR (b)	133,233	7,070,675
Elanco Animal Health, Inc. (a)	6,472	205,227
TherapeuticsMD, Inc. (a)	25,079	30,346
		7,306,248

TOTAL HEALTH CARE		152,662,334

INDUSTRIALS - 2.9%
Airlines - 0.4%
Copa Holdings SA Class A (a)	113,436	9,812,214
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	26,883	3,347,202
Electrical Equipment - 0.0%
Array Technologies, Inc.	17,169	483,479
Professional Services - 0.8%
Verisk Analytics, Inc.	106,999	20,137,212
Road & Rail - 1.5%
CSX Corp.	35,066	3,532,900
Lyft, Inc. (a)	233,521	12,997,779
Uber Technologies, Inc. (a)	367,546	20,130,494
		36,661,173

TOTAL INDUSTRIALS		70,441,280

INFORMATION TECHNOLOGY - 42.0%
Communications Equipment - 0.4%
Cisco Systems, Inc.	175,499	8,934,654
IT Services - 3.1%
Gartner, Inc. (a)	101,574	19,896,315
MasterCard, Inc. Class A	47,992	18,335,824
MongoDB, Inc. Class A (a)	21,331	6,345,119
PayPal Holdings, Inc. (a)	76,576	20,085,119
Square, Inc. (a)	36,042	8,823,802
Twilio, Inc. Class A (a)	2,998	1,102,664
Visa, Inc. Class A	3,999	934,006
		75,522,849
Semiconductors & Semiconductor Equipment - 10.6%
Analog Devices, Inc.	39,118	5,991,313
Applied Materials, Inc.	119,013	15,794,215
ASML Holding NV	36,823	23,864,986
Intel Corp.	9,911	570,180
Lam Research Corp.	32,613	20,234,736
Marvell Technology, Inc.	830,418	37,543,198
Micron Technology, Inc. (a)	228,852	19,697,292
NVIDIA Corp.	103,237	61,981,430
NXP Semiconductors NV	221,010	42,546,635
Qualcomm, Inc.	83,916	11,647,541
Skyworks Solutions, Inc.	8,134	1,474,938
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	130,183	15,197,563
		256,544,027
Software - 16.7%
Adobe, Inc. (a)	55,948	28,440,606
ANSYS, Inc. (a)	16,449	6,014,741
Aspen Technology, Inc. (a)	106,358	13,915,881
Autodesk, Inc. (a)	33,743	9,849,919
Cadence Design Systems, Inc. (a)	98,201	12,939,946
Dropbox, Inc. Class A (a)	11,917	306,267
Duck Creek Technologies, Inc. (a)	1,837	76,382
Dynatrace, Inc. (a)	3,315	172,513
Elastic NV (a)	88,580	10,684,520
Epic Games, Inc. (d)(e)	5,200	4,602,000
HIVE Blockchain Technologies Ltd. (a)	254,297	978,583
Intuit, Inc.	40,467	16,678,879
Manhattan Associates, Inc. (a)	65,727	9,020,373
Microsoft Corp.	983,148	247,930,263
NICE Systems Ltd. sponsored ADR (a)	20,180	4,868,021
Salesforce.com, Inc. (a)	85,485	19,688,905
Synopsys, Inc. (a)	61,766	15,259,908
Workday, Inc. Class A (a)	6,174	1,524,978
		402,952,685
Technology Hardware, Storage & Peripherals - 11.2%
Apple, Inc.	1,961,494	257,858,000
Samsung Electronics Co. Ltd.	139,022	10,131,893
Western Digital Corp.	23,651	1,670,470
		269,660,363

TOTAL INFORMATION TECHNOLOGY		1,013,614,578

MATERIALS - 0.4%
Paper & Forest Products - 0.4%
Suzano Papel e Celulose SA (a)	729,500	9,222,074
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	4,075	2,937,097
TOTAL COMMON STOCKS
(Cost $1,927,049,729)		2,397,404,367

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (d)(e)	8,180	896,317
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (d)(e)	3,400	202,145
Software - 0.0%
Stripe, Inc. Series H (d)(e)	3,000	120,375
TOTAL INFORMATION TECHNOLOGY		1,218,837
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (d)(e)	2,467	211,834
TOTAL PREFERRED STOCKS
(Cost $1,430,671)		1,430,671
	Principal Amount	Value

Preferred Securities - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (Cost $190,000)(d)(e)(f)	190,000	190,000
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.04% (g)	4,794,722	4,795,681
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	38,647,229	38,651,094
TOTAL MONEY MARKET FUNDS
(Cost $43,446,775)		43,446,775
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,972,117,175)		2,442,471,813
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(31,539,035)
NET ASSETS - 100%		$2,410,932,778

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,800,534 or 0.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,512,321 or 0.3% of net assets.

 (e) Level 3 security

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$896,317
Epic Games, Inc.	7/13/20 - 3/29/21	$4,292,000
Stripe, Inc. Series H	3/15/21	$120,375
Tenstorrent, Inc. Series C1	4/23/21	$202,145
Tenstorrent, Inc. 0%	4/23/21	$190,000
Waymo LLC Series A2	5/8/20	$211,834
Zomato Pvt Ltd.	12/9/20 - 2/10/21	$225,143

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,785
Fidelity Securities Lending Cash Central Fund	22,595
Total	$28,380

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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